ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	6 Months Ended
Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS OF ENTITIES

Entity	Date of Formation	Place of Incorporation	% of Ownership	Major business activities
Starbox Group	September 13, 2021	Cayman Islands	Parent	Investment holding

Starbox International	March 29, 2023	BVI	100%	Investment holding

Starbox Global	March 29, 2023	BVI	100%	Investment holding

Starbox Berhad	July 24, 2019	Malaysia	100%	Investment holding

StarboxGB	July 24, 2019	Malaysia	100%	Network marketing and facilitating online and offline transactions between retail merchants and retail shoppers through cash rebate programs offered by retail merchants, comprehensive marketing services, and software development

StarboxSB	July 23, 2019	Malaysia	100%	Providing digital advertising services to retail merchant customers, TV programming and broadcasting services, and software development

StarboxPB	May 21, 2019	Malaysia	100%	Providing secured payment solution services to retail merchant customers